Components of Other Income (Expenses), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income And Expenses [Abstract]
Foreign exchange gain (loss), net	$ (516)	$ (1,297)	$ 8,582
Gain on disposal of idle property, plant and equipment	130
Income from selling residual scraps from demolished buildings			529
Interest expense	(67)
Loss from discontinued operations			(693)
Others	200	583	77
Other income (expenses), net	$ (253)	$ (714)	$ 8,495